Subsequent Events (Details Narrative) (USD $)	0 Months Ended	1 Months Ended					2 Months Ended	12 Months Ended
	Aug. 14, 2013	Aug. 31, 2013	Mar. 31, 2013	Sep. 30, 2012	Jul. 31, 2012	Aug. 31, 2011	Apr. 30, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 30, 2012
Subsequent Events [Abstract]
Gross proceeds from sale of real estate	$ 926,000	$ 883,780	$ 256,835	$ 1,579,189	$ 342,862	$ 1,669,115	$ 2,865,682	$ 221,399
Property, net book value	699,248	694,911	169,566	585,064	858,377	1,029,435	1,783,932	640,772	858,377		107,203
Net proceeds from sale of real estate	$ 209,000	$ 203,346	$ 27,025	$ 1,028,780		$ 1,009,827	$ 2,190,952	$ 1,081,807	$ 1,957,089	$ 0